DERIVATIVES AND HEDGING ACTIVITES (Schedule of Increase in Unrealized Gains (Losses) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivatives) (Details) - Other Comprehensive Income (Loss) [Member] - USD ($)
$ in Thousands
6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain	$ 548	$ 131
Option contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain	$ 548	$ 131